Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Loan Portfolio Summarized by Past Due Status - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	$ 3,839	$ 5,412
Loans, current	141,297	119,559
Loans	145,136	124,971
Loans > 90 days and accruing	666	806
30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	2,987	2,581
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	852	2,831
Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	142,489	124,181
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	253	1,426
Loans, current	5,524	5,659
Loans	5,777	7,085
Loans > 90 days and accruing	0	249
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	253	589
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	837
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	1,817	1,707
Loans, current	49,219	46,847
Loans	51,036	48,554
Loans > 90 days and accruing	404	136
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	1,227	735
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	590	972
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	67
Loans, current	12,402	10,065
Loans	12,402	10,132
Loans > 90 days and accruing	0	0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	67
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	1,156	1,961
Loans, current	48,609	35,185
Loans	49,765	37,146
Loans > 90 days and accruing	262	421
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	894	1,051
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	262	910
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	558	107
Loans, current	15,542	14,196
Loans	16,100	14,303
Loans > 90 days and accruing	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	558	107
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	55	144
Loans, current	7,354	6,817
Loans	7,409	6,961
Loans > 90 days and accruing	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	55	99
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	45
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	2,576	749
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Loans, current	2,576	749
Loans	2,576	749
Loans > 90 days and accruing	0	0
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	71	41
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Loans, current	71	41
Loans	71	41
Loans > 90 days and accruing	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | 30 to 89 Days Delinquent [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	$ 0	$ 0